Business Combinations - Additional Information (Detail) - USD ($) $ in Thousands				9 Months Ended		12 Months Ended
	Jan. 31, 2020	Jun. 18, 2018	Dec. 20, 2017	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Business Combinations [Line Items]
Goodwill				$ 951,190		$ 944,298	$ 944,298	$ 830,008
Acquired finite lived intangible assets weighted average useful life				13 years 1 month 6 days		13 years 8 months 12 days
Business combination, contingent consideration change in fair value due to events arising after the acquisition date				$ 0	$ 53	$ 53	(1,810)
Return Polymers Inc [Member]
Business Combinations [Line Items]
Business combination, total purchase price	$ 18,453
Business combination, date of acquisition	Jan. 31, 2020
Business combination, recognized identifiable assets acquired and liabilities assumed, intangible assets including goodwill	$ 11,600
Goodwill	6,892			6,892
Working capital adjustment recognized	600
Goodwill, expected tax deductible amount	$ 6,900			$ 6,900
Acquired finite lived intangible assets weighted average useful life	14 years 3 months 18 days
Business combination, cash paid	$ 0
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles	5,300
Return Polymers Inc [Member] | Previously Reported [Member]
Business Combinations [Line Items]
Business combination, total purchase price	18,069
Goodwill	6,304
Business combination, cash paid	204
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles	5,300
Versatex Building Products LLC and Ultratox [Member]
Business Combinations [Line Items]
Business combination, total purchase price							297,900
Goodwill						114,290
Business combination, cash acquired						3,246	3,200
Business combination, cash paid						3,246	$ 292,600
Business combination, common interests contributed							1,546.9
Business combination, value of common interests contributed							$ 2,500
Business combination, contingent consideration							2,800
Business combination, contingent consideration change in fair value due to events arising after the acquisition date							1,800
Business combination, total transaction costs							4,200
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles						$ 146,300
Versatex Building Products LLC [Member]
Business Combinations [Line Items]
Business combination, date of acquisition						Jun. 18, 2018
Business combination, recognized identifiable assets acquired and liabilities assumed, intangible assets including goodwill						$ 239,400
Goodwill						$ 110,355
Acquired finite lived intangible assets weighted average useful life						17 years 6 months
Business combination, cash acquired						$ 2,623
Business combination, cash paid						2,623
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles						$ 129,000
Non-compete agreements							2,700
Increase in cost of sales related to revaluation of inventories		$ 1,800
Amortization resulting from recognition of identified finite-lived intangible assets resulting from the purchase price allocation		$ 4,900
Pre-tax adjustments related to additional interest expense related to acquisition							1,100
Ultratox [Member]
Business Combinations [Line Items]
Business combination, date of acquisition						Dec. 20, 2017
Business combination, recognized identifiable assets acquired and liabilities assumed, intangible assets including goodwill						$ 21,200
Goodwill						$ 3,935
Acquired finite lived intangible assets weighted average useful life						12 years 10 months 24 days
Business combination, cash acquired						$ 623
Business combination, cash paid						623
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles						$ 17,300
Non-compete agreements							$ 900
Increase in cost of sales related to revaluation of inventories			$ 600
Amortization resulting from recognition of identified finite-lived intangible assets resulting from the purchase price allocation			$ 2,400
Customer Relationships [Member] | Return Polymers Inc [Member]
Business Combinations [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles	$ 4,600
Acquired finite lived intangible assets useful life	15 years
Customer Relationships [Member] | Versatex Building Products LLC [Member]
Business Combinations [Line Items]
Acquired finite lived intangible assets useful life						19 years
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles						$ 93,000
Customer Relationships [Member] | Ultratox [Member]
Business Combinations [Line Items]
Acquired finite lived intangible assets useful life						15 years
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles						$ 8,500
Trademarks [Member] | Return Polymers Inc [Member]
Business Combinations [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles	$ 700
Acquired finite lived intangible assets useful life	10 years
Trademarks [Member] | Versatex Building Products LLC [Member]
Business Combinations [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles						$ 13,000
Trademarks [Member] | Ultratox [Member]
Business Combinations [Line Items]
Acquired finite lived intangible assets useful life						5 years
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles						$ 1,800
Proprietary knowledge [Member] | Versatex Building Products LLC [Member]
Business Combinations [Line Items]
Acquired finite lived intangible assets useful life						10 years
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles						$ 23,000
Patents [Member] | Ultratox [Member]
Business Combinations [Line Items]
Acquired finite lived intangible assets useful life						10 years
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles						$ 7,000